Consolidated Balance Sheets - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents (including RMB2,457,242,507 and RMB1,073,209,525 from structured funds as of December 31, 2018 and 2019, respectively, which could only be used to grant new loans and activities as mentioned in Note 1)	¥ 1,705,356,424	¥ 3,161,657,934
Loans principal, interest and financing service fee receivables (net of allowance of RMB863,038,604 and RMB1,108,078,429 as of December 31, 2018 and 2019, respectively)	10,258,018,857	14,998,285,866
Available-for-sale investments	654,328,054	682,252,159
Property and equipment	9,195,975	19,166,229
Intangible assets and goodwill	3,738,338	4,176,244
Deferred tax assets	16,441,330	217,615,423
Deposits	133,513,032	178,217,958
Right-of-use assets	38,133,941
Other assets	207,523,016	93,345,352
Total assets	13,026,248,967	19,354,717,165
Interest-bearing borrowings
Borrowings under agreements to repurchase	870,778,215	4,213,900,028
Other borrowings	6,652,138,315	11,110,876,011
Accrued employee benefits	37,276,343	42,179,041
Income taxes payable	136,931,899	689,415,410
Deferred tax liabilities	359,286,455	1,305,540
Lease liabilities	38,133,941
Credit risk mitigation position	928,702,101
Other liabilities	404,469,203	251,485,755
Total liabilities	9,427,716,472	16,309,161,785
Ordinary shares (3,800,000,000 shares authorized; 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2018 and December 31, 2019)	916,743	916,743
Additional paid-in capital	937,589,515	921,703,448
Retained earnings	2,662,145,649	2,127,501,707
Accumulated other comprehensive losses	(2,119,412)	(4,566,518)
Total shareholders' equity	3,598,532,495	3,045,555,380
Total liabilities and shareholders' equity	¥ 13,026,248,967	¥ 19,354,717,165